Tax charge - Deferred tax charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax credit (charge)
Deferred tax credit (charge)	£ 400	£ (884)	£ 86
Deferred tax charge (credit) taken through other comprehensive income	270	93	(10)
Unrealised gains and losses on investments
Deferred tax credit (charge)
Deferred tax credit (charge)	667	(185)	(437)
Short-term temporary differences
Deferred tax credit (charge)
Deferred tax credit (charge)	(198)	(526)	573
Balances relating to investment and insurance contracts
Deferred tax credit (charge)
Deferred tax credit (charge)	(91)	(156)	(90)
Unused tax losses
Deferred tax credit (charge)
Deferred tax credit (charge)	23	(12)	36
Capital allowances
Deferred tax credit (charge)
Deferred tax credit (charge)	£ (1)	£ (5)	£ 4